Organization and Principal Activities	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES

(a) Organization

PS International Group Ltd. (the “Company”) was incorporated under the laws of the Cayman Islands on September 12, 2023. PSI is a company formed for the purposes of consolidating a group of operating business in the freight and logistics industry under one parent to maximize operational and financial synergies. The Company is a holding company and conducts its businesses primarily through its subsidiaries. In these audited consolidated financial statements, where appropriate, the term “Company” also refer to its subsidiaries as a whole. The Company provides logistics and freight handling services.

Profit Sail Int’l Express (H.K.) Limited (“PSIHK”) and Business Great Global Supply Chain Limited (“BGG”), incorporated under laws of Hong Kong and commenced its operations on May 27, 1993 and November 11, 2016, respectively, are the major business component of the Company. PSIHK and BGG are engaged in the provision of logistics and freight handling services. The Company holds a 99.2% equity interest in PSIHK, with the remaining 0.8% interest accounted for as a non-controlling interest. The Company holds 100% equity interest in BGG.

Business Combination

On July 18, 2024 (the “Closing Date”), the Company consummated the previously announced business combination pursuant to the Business Combination Agreement, dated December 27, 2023 (the “Business Combination Agreement”), by and among (i) the Company, (ii) AIB Acquisition Corporation, a Cayman Islands exempted company (“AIB”), (iii) PSI Group Holdings Ltd, a Cayman Islands exempted company (“PSI”), (iv) AIB LLC, a Delaware limited liability company (the “Sponsor”), (v) PSI Merger Sub I Limited, a Cayman Islands exempted company (“PSI Merger Sub I”), and (vi) PSI Merger Sub II Limited, a Cayman Islands exempted company (“PSI Merger Sub II”).

Pursuant to the Business Combination Agreement, (a) PSI Merger Sub I merged with and into PSI (the “First Merger”) on July 16, 2024, with PSI surviving the First Merger as a wholly-owned subsidiary of the Company and the outstanding shares of PSI being converted into the right to receive ordinary shares of the Company, and (b) PSI Merger Sub II merged with and into AIB (the “Second Merger”, and together with the First Merger, the “Mergers” or “Business Combination”) on July 18, 2024, with AIB surviving the Second Merger as a wholly-owned subsidiary of the Company and the outstanding securities of AIB being converted into the right to receive substantially equivalent securities of the Company.

As a result of the Mergers, (a) each of the ordinary shares of PSI that were issued and outstanding immediately prior to the effective time of the First Merger was cancelled and converted into (i) the right to receive 90% of such number of ordinary shares of the Company equal to the Exchange Ratio, and (ii) the contingent right to receive 10% of such number of ordinary shares of the Company equal to the Exchange Ratio in accordance with the Business Combination Agreement and an Escrow Agreement, dated July 16, 2024, by and between the Company, the Sponsor and Continental Stock Transfer & Trust Company, as escrow agent. Each ordinary share of AIB that was issued and outstanding immediately prior to the effective time of the Second Merger was cancelled and converted automatically into the right to receive one ordinary share of the Company. Each issued and outstanding right to receive one-tenth (1/10) of one Class A ordinary share of AIB upon the completion of the Business Combination (“AIB Right”) was automatically converted into one-tenth of one ordinary share of the Company, provided that the Company did not issue fractional shares in exchange for the AIB Rights. As used herein, the “Exchange Ratio” equals to 100.

In connection with the Business Combination, there were 431,250 unit purchase options held by Maxim Partners LLC, which can be exercised until January 17, 2027, at an exercise price of $11 per unit. As of December 31, 2024, none of the unit purchase options have been exercised. The fair value of the unit purchase options was determined by using the Black-Scholes model using the following assumptions: (1) expected volatility of 15.39%, (2) risk-free interest rate of 4.36%, (3) time to expiration of 2.5 years, (4) exercise price of $11 per unit and (5) share price of $3.41 per unit as of the grant date. Due to the market conditions of the Company’s share prices, the fair value of the unit purchase options was not material to the consolidated financial statements for the years presented.

On July 19, 2024, ordinary shares of the Company commenced trading on The Nasdaq Capital Market under the symbol “PSIG.”

PSI was deemed the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) 805. This determination was primarily based on PSI’s stockholders prior to the Business Combination having a majority of the voting interests in the combined company, PSI’s operations comprising the ongoing operations of the combined company, and PSI’s senior management comprising the senior management of the combined company. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of PSI’s issuing stock for the net liabilities of AIB, accompanied by a recapitalization. The net liabilities of AIB are stated at historical cost, with no goodwill or other intangible assets recorded.

While the Company was the legal acquirer in the Business Combination, because PSI was deemed the accounting acquirer, the historical financial statements of PSI became the historical financial statements of the combined company upon the consummation of the Business Combination. As a result, the financial statements included in this report reflect (i) the historical operating results of PSI prior to the Business Combination; (ii) the combined results of the Company and PSI following the closing of the Business Combination; (iii) the assets and liabilities of PSI at their historical cost; and (iv) the Company’s equity structure before and after the Business Combination.

In accordance with applicable guidance, the equity structure has been restated in all comparative periods to reflect the number of shares of the Company’s common shares, issued to PSI’s shareholders in connection with the First Merger. As such, the shares and corresponding capital amounts and earning related to PSI’s ordinary shares prior to the Business Combination have been restated as shares reflecting the Exchange Ratio established in the Business Combination Agreement. See Note 16 for more information.

(b) Principal activities

The Company is a freight forwarding service provider with networks across the globe. The Company conducts its operations through PSIHK and BGG (collectively the “Operating Subsidiaries”) in Hong Kong.

The Operating Subsidiaries provide air and ocean export and import freight forwarding services with optional ancillary logistics related services (such as cargo pick up, cargo handling at ports and local transportation) and warehousing related services (such as repackaging, labelling, palletization, preparation of shipping documentation, arrangement of customs clearance and warehousing) to meet the requirement of the customers.

Generally, the Company’s services are divided into air freight forwarding services and ocean freight forwarding services.